Shareholder Report, Average Annual Return (Details) DFAW_Japanese Small Company Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Japanese Small Company Portfolio – Institutional
Average Annual Return, Percent	26.32%	8.22%	7.21%
MSCI Japan Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index (net div.)
Average Annual Return, Percent	25.18%	10.06%	7.57%
MSCI Japan Small Cap Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Small Cap Index (net div.)
Average Annual Return, Percent	24.48%	7.05%	6.92%